Cash and Cash Equivalents and Margin Cash - Schedule of Considered as Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Margin Cash [Abstract]
Cash on hand and at banks		$ 2,197,822	$ 1,830,814
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic)	[1]	3,415,850	2,738,703
Cash and cash equivalents		5,613,672	4,569,517	$ 2,526,431	$ 4,164,349
Margin cash
Margin cash (Restricted cash)		104,220	18,191
Investments in Treasury Bills		32,334	114,270
Margin cash		136,554	132,461
Total		$ 5,750,226	$ 4,701,978

[1]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.